Commitments and Contingencies - Additional Information (Detail) $ in Thousands			1 Months Ended	6 Months Ended
	Jan. 12, 2017 USD ($) Vessel m³	Nov. 11, 2015 USD ($) m³	Apr. 30, 2014 USD ($) Vessel m³	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)
Schedule Of Commitments And Contingencies [Line Items]
Payment for property plant and equipment				$ 1,352	$ 1,141
Semi Refrigerated [Member]
Schedule Of Commitments And Contingencies [Line Items]
Delivery of vessels, month and year			2017-10
Payment for property plant and equipment	$ 51,000
Semi Refrigerated [Member] | Navigator Nova LLC [Member]
Schedule Of Commitments And Contingencies [Line Items]
Delivery of vessels, month date and year			Jan. 12, 2017
Ethylene/Ethane Capable Carrier [Member] | Semi Refrigerated [Member]
Schedule Of Commitments And Contingencies [Line Items]
Gas carrier cargo capacity | m³			37,300
Number of vessels to be constructed | Vessel			3
Future cost of carriers to be constructed			$ 78,400
Ethylene/Ethane Capable Carrier [Member] | Semi Refrigerated [Member] | Navigator Nova LLC [Member]
Schedule Of Commitments And Contingencies [Line Items]
Gas carrier cargo capacity | m³	37,300
Number of vessels to be constructed | Vessel	4
Payment for property plant and equipment	$ 78,400
Liquefied Gas Segment [Member] | Fully Refrigerated [Member]
Schedule Of Commitments And Contingencies [Line Items]
Gas carrier cargo capacity | m³		38,000
Payment for property plant and equipment		$ 50,500
Expected delivery of vessels, month day and year				Jul. 20, 2017
London [Member]
Schedule Of Commitments And Contingencies [Line Items]
Lease term				10 years
Lease term, mutual break clause				5 years
Operating lease future minimum payment per year				$ 1,100
NEW YORK [Member]
Schedule Of Commitments And Contingencies [Line Items]
Operating lease future minimum payment per year				$ 400
Lease expiration date				May 31, 2020